Acquisitions, Investments and Disposals: Fair values of net assets acquired, BCG Companies (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of net assets acquired, BCG Companies:
Fair values of net assets acquired, BCG Companies
May 7, 2009
Cash and cash equivalents	4,908
Other current assets	43,126
Property, plant and equipment	138,678
Mineral licenses	2,172,382
Other non-current assets	976
Current liabilities	(111,286)
Non-current liabilities	(93,164)
Deferred income taxes	(708,440)
Fair value of net assets acquired	1,447,180
Total investment	1,447,180